SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets and liabilities measured at fair value on a recurring and non-recurring basis

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	losses
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB

As of December 31, 2021
Purchase consideration payable	(1,328,508)	—	(1,328,508)	—	(9,249)
As of December 31, 2022
Purchase consideration payable	(1,208,985)	—	(1,208,985)	—	(28,516)
Equity investments with readily determinable fair value	44,808	44,808	—	—	(22,683)

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	gains
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB

As of December 31, 2021
Equity investments accounted for using measurement alternative	207,166	—	—	207,166	82,492
As of December 31, 2022
Equity investments accounted for using measurement alternative	228,772	—	—	228,772	22,452

Schedule of Property Plant and Equipment Useful Lives

Estimated
Category	Useful Life
Electronic equipment	3-4 years
Office equipment and fixtures	5 years
Data center machinery and equipment	10 years
Building	50 years

Schedule of Finite Lived Intangible Assets Useful Lives

Estimated
Category	Useful Life
Customer relationships	6 years
Patents and technologies	6-10 years
Trademarks and domain names	10 years
Software and copyrights	3-10 years
Others	3 years

Summary of total carrying value of equity investments held

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Equity investments without readily determinable fair value:
Initial cost basis	114,876	114,256	124,196	18,007
Cumulative unrealized gains	14,301	96,793	119,245	17,289
Cumulative unrealized losses (including impairment)	—	—	(14,940)	(2,166)
Foreign currency translation	(2,594)	(3,883)	271	39
	126,583	207,166	228,772	33,169
Equity investments with readily determinable fair value:
Initial cost basis	—	—	63,356	9,186
Cumulative unrealized losses	—	—	(22,683)	(3,289)
Foreign currency translation	—	—	4,135	599
	—	—	44,808	6,496
Total carrying value	126,583	207,166	273,580	39,665